Commitments and contingencies - Sale and lease back commitments (Details) - Dec. 31, 2019 $ in Thousands, $ in Thousands	USD ($)	MXN ($)
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale	$ 1,190,810	$ 22,441,052
Non-cancellable sale and leaseback contracts of aircraft leases	1,059,107	19,959,084
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale	396,470	7,471,556
Non-cancellable sale and leaseback contracts of aircraft leases	20,847	392,866
Between one year and two years
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale	691,940	13,039,748
Non-cancellable sale and leaseback contracts of aircraft leases	57,190	1,077,757
Between two and three years
Disclosure of maturity analysis of operating lease payments [line items]
Estimated proceeds from aircraft sale	102,400	1,929,748
Non-cancellable sale and leaseback contracts of aircraft leases	86,025	1,621,158
Between three and four years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases	88,259	1,663,259
Later Than Four Years
Disclosure of maturity analysis of operating lease payments [line items]
Non-cancellable sale and leaseback contracts of aircraft leases	$ 806,786	$ 15,204,044